Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2005 Fund
June 30, 2022
Z05-NPRT1-0822
1.9884230.105
Domestic Equity Funds - 8.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	5,820	61,289
Fidelity Series Commodity Strategy Fund (a)	11,773	56,864
Fidelity Series Large Cap Growth Index Fund (a)	2,839	39,266
Fidelity Series Large Cap Stock Fund (a)	2,641	43,226
Fidelity Series Large Cap Value Index Fund (a)	6,143	82,807
Fidelity Series Small Cap Opportunities Fund (a)	1,836	20,742
Fidelity Series Value Discovery Fund (a)	2,113	30,814
TOTAL DOMESTIC EQUITY FUNDS (Cost $355,477)		335,008

International Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,713	36,194
Fidelity Series Emerging Markets Fund (a)	3,194	26,319
Fidelity Series Emerging Markets Opportunities Fund (a)	14,485	236,972
Fidelity Series International Growth Fund (a)	5,439	76,097
Fidelity Series International Index Fund (a)	3,209	31,802
Fidelity Series International Small Cap Fund (a)	1,526	22,893
Fidelity Series International Value Fund (a)	7,825	75,040
Fidelity Series Overseas Fund (a)	7,272	75,991
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $610,177)		581,308

Bond Funds - 67.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	73,569	729,068
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,417	29,386
Fidelity Series Corporate Bond Fund (a)	32,039	296,680
Fidelity Series Emerging Markets Debt Fund (a)	2,773	20,185
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	814	6,759
Fidelity Series Floating Rate High Income Fund (a)	451	3,906
Fidelity Series Government Bond Index Fund (a)	45,726	438,059
Fidelity Series High Income Fund (a)	2,604	21,010
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	17,922	158,251
Fidelity Series Investment Grade Bond Fund (a)	43,840	450,675
Fidelity Series Investment Grade Securitized Fund (a)	34,148	317,230
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,730	178,023
Fidelity Series Real Estate Income Fund (a)	1,257	13,013
TOTAL BOND FUNDS (Cost $2,689,940)		2,662,300

Short-Term Funds - 8.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	68,739	68,739
Fidelity Series Short-Term Credit Fund (a)	7,142	68,707
Fidelity Series Treasury Bill Index Fund (a)	20,653	206,114
TOTAL SHORT-TERM FUNDS (Cost $343,839)		343,560

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,999,433)	3,922,176
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	3,922,176

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,241	729,943	10,002	-	(175)	(9,939)	729,068
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	949	32,029	2,160	-	(149)	(1,283)	29,386
Fidelity Series Blue Chip Growth Fund	2,135	67,481	3,417	-	(726)	(4,184)	61,289
Fidelity Series Canada Fund	1,294	37,941	159	-	-	(2,882)	36,194
Fidelity Series Commodity Strategy Fund	1,950	62,688	141	-	19	(7,652)	56,864
Fidelity Series Corporate Bond Fund	10,394	295,889	4,057	634	(526)	(5,020)	296,680
Fidelity Series Emerging Markets Debt Fund	682	20,609	5	71	(1)	(1,100)	20,185
Fidelity Series Emerging Markets Debt Local Currency Fund	222	6,704	2	-	-	(165)	6,759
Fidelity Series Emerging Markets Fund	869	26,438	6	-	(2)	(980)	26,319
Fidelity Series Emerging Markets Opportunities Fund	7,826	239,372	677	-	(184)	(9,365)	236,972
Fidelity Series Floating Rate High Income Fund	133	3,907	7	12	-	(127)	3,906
Fidelity Series Government Bond Index Fund	14,540	429,382	6,224	458	(501)	862	438,059
Fidelity Series Government Money Market Fund 1.18%	3,104	70,574	4,939	46	-	-	68,739
Fidelity Series High Income Fund	793	21,774	332	77	(34)	(1,191)	21,010
Fidelity Series Inflation-Protected Bond Index Fund	2,514	5,515	7,968	14	53	(114)	-
Fidelity Series International Credit Fund	61	-	-	-	-	(6)	55
Fidelity Series International Developed Markets Bond Index Fund	4,108	155,815	1,510	2	(182)	20	158,251
Fidelity Series International Growth Fund	2,584	77,298	182	-	(45)	(3,558)	76,097
Fidelity Series International Index Fund	1,099	32,481	24	-	(3)	(1,751)	31,802
Fidelity Series International Small Cap Fund	805	23,723	101	-	(42)	(1,492)	22,893
Fidelity Series International Value Fund	2,609	78,283	97	-	(4)	(5,751)	75,040
Fidelity Series Investment Grade Bond Fund	15,293	445,287	5,782	813	(509)	(3,614)	450,675
Fidelity Series Investment Grade Securitized Fund	10,715	312,566	4,039	398	(376)	(1,636)	317,230
Fidelity Series Large Cap Growth Index Fund	1,346	42,574	2,669	237	(285)	(1,700)	39,266
Fidelity Series Large Cap Stock Fund	1,501	47,360	2,724	-	(290)	(2,621)	43,226
Fidelity Series Large Cap Value Index Fund	2,876	90,679	5,944	-	(619)	(4,185)	82,807
Fidelity Series Long-Term Treasury Bond Index Fund	4,944	175,416	1,546	292	(433)	(358)	178,023
Fidelity Series Overseas Fund	2,598	77,809	136	-	(31)	(4,249)	75,991
Fidelity Series Real Estate Income Fund	484	13,120	104	29	(3)	(484)	13,013
Fidelity Series Short-Term Credit Fund	3,109	71,015	5,170	83	(96)	(151)	68,707
Fidelity Series Small Cap Opportunities Fund	723	22,291	704	-	(85)	(1,483)	20,742
Fidelity Series Treasury Bill Index Fund	9,312	212,275	15,409	162	(14)	(50)	206,114
Fidelity Series Value Discovery Fund	1,063	33,146	2,127	-	(216)	(1,052)	30,814
	131,876	3,961,384	88,364	3,328	(5,459)	(77,261)	3,922,176

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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